UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW

INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 87.4%
Australia - 10.5%
New South Wales Treasury Corp.	5.500%	3/1/17	2,590,000	AUD	$2,527,541
New South Wales Treasury Corp.	6.000%	4/1/19	500,000	AUD	503,973
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	341,000	AUD	346,157

Total Australia					3,377,671

Brazil - 3.6%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	2,207,000	BRL	1,169,942

Canada - 2.9%
Canadian Government Bond	6.000%	6/1/11	925,000	CAD	927,293

France - 10.6%
France Government Bond OAT	4.000%	10/25/38	2,205,000	EUR	3,419,780

Hungary - 2.1%
Hungary Government Bond	5.500%	2/12/16	142,000,000	HUF	668,571

Indonesia - 3.9%
Government of Indonesia, Senior Bond	10.000%	9/15/24	9,720,000,000	IDR	1,267,729

Ireland - 2.7%
Republic of Ireland	5.000%	10/18/20	710,000	EUR	856,748

Italy - 14.8%
Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	3,330,000	EUR	4,777,232

Korea - 4.7%
Korea Treasury Bond	5.750%	9/10/18	1,551,140,000	KRW	1,519,204

Malaysia - 4.6%
Government of Malaysia	3.756%	4/28/11	945,000	MYR	307,574
Government of Malaysia	3.718%	6/15/12	3,640,000	MYR	1,192,341

Total Malaysia					1,499,915

New Zealand - 4.0%
Government of New Zealand	6.000%	4/15/15	1,665,000	NZD	1,306,939

Norway - 3.9%
Government of Norway	6.000%	5/16/11	7,320,000	NOK	1,271,235

Poland - 6.6%
Republic of Poland, Bonds	5.250%	10/25/17	6,135,000	PLN	2,107,961
Republic of Poland, Bonds	5.250%	10/25/20	90,000	PLN	30,648

Total Poland					2,138,609

South Africa - 1.4%
Republic of South Africa	10.500%	12/21/26	2,640,000	ZAR	464,961

Sweden - 3.3%
Kingdom of Sweden	5.500%	10/8/12	6,565,000	SEK	1,052,391

United Kingdom - 7.8%
United Kingdom Gilt	6.250%	11/25/10	540,000	GBP	855,503
United Kingdom Gilt	4.000%	9/7/16	330,000	GBP	573,836
United Kingdom Gilt	4.250%	3/7/36	650,000	GBP	1,082,999

Total United Kingdom					2,512,338

TOTAL SOVEREIGN BONDS (Cost - $25,616,584)					28,230,558

CORPORATE BONDS & NOTES - 3.6%
FINANCIALS - 3.6%
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	469,000	AUD	463,674
Merrill Lynch & Co. Inc., Senior Notes	0.902%	2/21/12	450,000	GBP	690,027	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,098,894)					1,153,701

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $26,715,478)					29,384,259

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
SHORT-TERM INVESTMENTS - 8.0%
Repurchase Agreements - 8.0%
State Street Bank & Trust Co. repurchase agreement dated 9/30/10; Proceeds at maturity - $2,566,001; (Fully collateralized by U.S. Treasury Notes, 2.500% due 4/30/15; Market value - $2,617,862) (Cost - $2,566,000)	0.010%	10/1/10	2,566,000	$2,566,000

TOTAL INVESTMENTS - 99.0% (Cost - $29,281,478#)				31,950,259
Other Assets in Excess of Liabilities - 1.0%				335,302

TOTAL NET ASSETS - 100.0%				$32,285,561

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason BW International Opportunities Bond Fund (formerly known as Legg Mason International Opportunities Bond Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$28,230,558	—	$28,230,558
Corporate bonds & notes	—	1,153,701	—	1,153,701

Total long-term investments	—	$29,384,259	—	$29,384,259

Short-term investments†	—	2,566,000	—	2,566,000

Total investments	—	$31,950,259	—	$31,950,259

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$(152,763)	—	$(152,763)

Total	—	$31,797,496	—	$31,797,496

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,710,548
Gross unrealized depreciation	(41,767)

Net unrealized appreciation	$2,668,781

At September 30, 2010, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Turkish Lira	Barclays Bank PLC	811,000	$559,470	10/12/10	$58,079
Turkish Lira	Barclays Bank PLC	676,000	466,340	10/12/10	51,107
Turkish Lira	Barclays Bank PLC	300,000	206,956	10/12/10	18,868
Canadian Dollar	HSBC Bank USA, N.A.	971,000	943,452	10/13/10	3,062
Hungarian Forint	HSBC Bank USA, N.A.	137,000,000	674,255	10/22/10	62,607
Australian Dollar	Barclays Bank PLC	1,600,000	1,540,895	10/29/10	92,335
Australian Dollar	Barclays Bank PLC	734,000	706,886	10/29/10	50,704
British Pound	HSBC Bank USA, N.A.	1,946,000	3,055,532	12/3/10	37,286
Euro	Citibank, N.A.	1,776,000	2,419,854	12/6/10	108,017
Euro	Citibank, N.A.	126,000	171,679	12/6/10	10,273
New Zealand Dollar	Citibank, N.A.	419,000	305,723	12/7/10	12,004
Swedish Krona	Morgan Stanley	6,169,000	913,327	12/15/10	51,987
Chinese Yuan	UBS AG	1,880,000	281,628	1/21/11	4,428
Chinese Yuan	UBS AG	705,000	105,611	1/21/11	(1,062)
Chinese Yuan	UBS AG	695,000	104,113	1/21/11	1,678
Chinese Yuan	UBS AG	550,000	82,391	1/21/11	(150)
Chinese Yuan	UBS AG	312,000	46,738	1/21/11	(220)

					561,003

Contracts to Sell:
Hungarian Forint	HSBC Bank USA, N.A.	9,900,000	$48,724	10/22/10	$(4,616)
Hungarian Forint	HSBC Bank USA, N.A.	11,200,000	55,122	10/22/10	(3,152)
Hungarian Forint	HSBC Bank USA, N.A.	15,000,000	73,824	10/22/10	(3,965)
Hungarian Forint	HSBC Bank USA, N.A.	15,500,000	76,284	10/22/10	(8,365)
Hungarian Forint	HSBC Bank USA, N.A.	22,500,000	110,735	10/22/10	(7,581)
Hungarian Forint	HSBC Bank USA, N.A.	31,000,000	152,569	10/22/10	(12,075)
Hungarian Forint	HSBC Bank USA, N.A.	31,900,000	156,998	10/22/10	(13,071)
Australian Dollar	Barclays Bank PLC	2,334,000	2,247,781	10/29/10	(161,185)
Euro	Citibank, N.A.	5,490,000	7,480,291	12/6/10	(499,756)

					(713,766)

Net unrealized loss on open forward foreign currency contracts					$(152,763)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2010.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$562,435	$(715,198)	$(152,763)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$5,448,087
Forward foreign currency contracts (to sell)	7,148,814

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: November 19, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 19, 2010